ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2018
Accounting Policies [Abstract]
ACCOUNTING POLICIES
ACCOUNTING POLICIES

Basis of accounting

The accompanying condensed consolidated interim financial statements are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The footnotes are condensed as permitted by the requirements for interim financial statements and, accordingly, do not include all of the information and disclosures required under U.S. GAAP for complete financial statements. Therefore, these condensed consolidated interim financial statements should be read in conjunction with our audited consolidated financial statements for the year ended December 31, 2017, which are included in our Annual Report on Form 20-F.

Significant accounting policies

The accounting policies adopted in the preparation of the condensed consolidated interim financial statements are consistent with those followed in the preparation of our audited consolidated financial statements for the year ended December 31, 2017, except for the change in presentation of expenses in the statements of operations and statement of cash flow, recently adopted accounting policies as disclosed in note 3, and the following additional accounting policy resulting from the Hilli Acquisition:

Investments in affiliates

Affiliates are entities over which we generally have between 20% and 50% of the voting rights, or over which we have significant influence, but over which we do not exercise control or have the power to control the financial and operational policies. Investments in these entities are accounted for by the equity method of accounting. Affiliates are entities in which we hold a majority ownership interest, but we do not control, due to the participating rights of non-controlling interests. Under this method, we record our investment in the affiliate at cost, and adjust the carrying amount for our share of the earnings or losses of the affiliate subsequent to the date of the investment and report the recognized earnings or losses in income. Dividends received from an affiliate reduce the carrying amount of the investment. The excess, if any, of the purchase price over book value of our investments in equity method affiliates, or basis difference, is included in the consolidated balance sheets as "Investments in affiliates". We allocate the basis difference across the assets and liabilities of the affiliate, with the residual assigned to goodwill. The basis difference will then be amortized through the consolidated statements of operations as part of the equity method of accounting. When our share of losses in an affiliate equals or exceeds its interest, we do not recognize further losses, unless the Partnership has incurred obligations or made payments on behalf of the affiliate.

We recognize gains and losses in earnings based on the economic results allocated based on a contractual agreement, net of interest, tax and basis difference amortization.

Guarantees

Guarantees issued by us, excluding those that are guaranteeing our own performance, are recognized at fair value at the time that the guarantees are issued, and reported in “Other current liabilities” and "Other non-current liabilities". A liability for the fair value of the obligation undertaken in issuing the guarantee in connection for investment in affiliate is recognized. If it becomes probable that we will have to perform under a guarantee, we will recognize an additional liability if the amount of the loss can be reasonably estimated. The recognition of fair value is not required for certain guarantees such as the parent's guarantee of a subsidiary's debt to a third party. For those guarantees excluded from the above guidance requiring the fair value recognition provision of the liability, financial statement disclosures of such items are made.

Gains/(losses) on derivative instruments

With effect from the three and nine months ended September 30, 2018, we presented a new line item in financial income/(expenses) and the operating activities, on the face of the consolidated statements of operations and in the statement of cash flows, respectively. The new line item on the face of the consolidated statements of operations, "Gains/(losses) on derivative instruments" and the new line item in the consolidated statement of cash flow, "Change in market value of derivatives", relates to the movement of our derivative instruments. Previously, these items were presented within "Other financial items, net" on the face of the consolidated statements of operations along with our general finance costs and "Change in assets and liabilities" in the consolidated statement of cash flows.

We believe that the introduction of these new line items will provide users of our financial statements greater transparency over our derivative instruments. This presentation change has been retrospectively applied for all prior periods. The change in presentation for the three and nine months ended September 30, 2017 is as follows:

Consolidated statement of operations changes

	Three months ended September 30, 2017			Nine months ended September 30, 2017
(in thousands of $)	As previously reported	Adjustments Increase/(Decrease)	As adjusted	As previously reported	Adjustments Increase/(Decrease)	As adjusted
Gains/(losses) on derivative instruments	—	(225)	(225)	—	(2,134)	(2,134)
Other financial items, net	(2,034)	225	(1,809)	(16,647)	2,134	(14,513)

Consolidated statement of cash flows changes

	Nine months ended September 30, 2017
(in thousands of $)	As previously reported	Adjustments Increase/(Decrease)	As adjusted
Change in market value of derivatives	—	2,919	2,919
Change in assets and liabilities:
Other current assets and other non-current assets	1,781	(1,363)	418
Other current and non-current liabilities	(4,581)	(1,556)	(6,137)

Use of estimates

The preparation of financial statements in accordance with U.S. GAAP requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

As of September 30, 2018, we leased one (December 31, 2017: one) vessel under a finance lease from a wholly-owned special purpose vehicle (the “lessor SPV”) subsidiary of a financial institution in connection with our sale and leaseback transaction. While we do not hold any equity investment in the lessor SPV, we have determined that we are the primary beneficiary of the entity and accordingly, we are required to consolidate the lessor SPV into our financial results. The key line items impacted by our consolidation of the lessor SPV are short-term and long-term debt, restricted cash and short-term deposits, and interest expense. In consolidating the lessor SPV, on a quarterly basis, we must make assumptions regarding (i) the debt amortization profile; (ii) the interest rate to be applied against the lessor SPV’s debt principal; and (iii) the lessor SPV’s application of cash receipts. Our estimates are therefore dependent upon the timeliness of receipt and accuracy of financial information provided by the lessor SPV. Upon receipt of the audited annual financial statements of the lessor SPV, we will make a true-up adjustment for any material differences.